Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Revenue:	$ 10,442	$ 8,589	$ 31,595	$ 25,802	$ 34,645	$ 32,348
Operating expenses:
Cost of sales	9,387	7,045	26,666	19,954	27,579	26,271
Sales and marketing	732	1,115	3,433	3,931	5,174	5,155
Product development	15	26	70	134	312	251
General and administrative	2,601	1,111	4,736	2,723	3,316	4,871
Amortization of intangible assets	307	25	523	76	99	502
Total operating expenses	13,042	9,322	35,428	26,818	36,480	37,050
Loss from operations	(2,600)	(733)	(3,833)	(1,016)	(1,835)	(4,702)
Other income (expense):
Interest expense, net		(1,661)	(2,247)	(3,043)	(4,674)	(5)
Change in fair value of derivatives		178	(7,603)	1,043	(459)
Other income (expense)		138
Forgiveness of PPP loans -						1,103
Other expense					1
Total other income (expense), net		(1,345)	(9,850)	(2,000)	(5,132)	1,098
Loss before provision for income taxes	(2,600)	(2,078)	(13,683)	(3,016)	(6,967)	(3,604)
Provision for income taxes
Net loss	$ (2,600)	$ (2,078)	$ (13,683)	$ (3,016)	$ (6,967)	$ (3,604)
Net loss per share – basic (in Dollars per share)	$ (0.11)	$ (0.01)	$ (0.64)	$ (0.02)	$ (0.06)	$ (0.02)
Weighted average common shares – basic (in Shares)	23,072,179	147,984,230	21,252,375	147,984,230	110,816,207	147,984,230